Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Personnel expenses
Schedule of personnel expenses

EURm	2021	2020	2019
Salaries and wages(1)	6 191	6 055	6 094
Share-based payment expense(2)	118	76	77
Pension and other post-employment benefit expense, net(3)	406	362	242
Social security costs	826	817	947
Total	7 541	7 310	7 360

(1) Includes termination benefits.

(2) Presented net of related social costs.

(3)  Includes net gain on pension plan amendments, curtailments and settlements of EUR 13 million (net gains of EUR 58 million in 2020 and EUR 131 million in 2019).